CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Income Statement [Abstract]
Revenues	$ 7,848,400	$ 6,793,200
Cost of sales	4,726,800	4,178,900
Gross profit	3,121,600	2,614,300
Operating expenses:
General & administrative	1,700,900	1,513,400
Selling	1,045,300	792,900
Research & development	392,200	426,700
Total operating expenses	3,138,400	2,733,000
Loss from operations	(16,800)	(118,700)
Other income (expense):
Interest income	4,300	0
Other income	9,400	14,800
Interest expense	(4,200)	(3,100)
Total other income	9,500	11,700
Income (loss) before income tax expense (benefit)	(7,300)	(107,000)
Income tax expense (benefit): Current	18,700	400
Income tax expense (benefit): Deferred	(34,700)	(32,100)
Total income tax expense (benefit)	(16,000)	(31,700)
Net income (loss)	$ 8,700	$ (75,300)
Basic earnings (loss) per common share	$ 0.01	$ (0.05)
Diluted earnings (loss) per common share	$ 0.01	$ (0.05)
Weighted average common shares outstanding, basic	1,478,126	1,385,054
Weighted average common shares outstanding, assuming dilution	1,479,883	1,385,054